Significant Accounting Policies (Details) - Schedule of fair value measurements of the short term and long term - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Member]
Significant Accounting Policies (Details) - Schedule of fair value measurements of the short term and long term [Line Items]
Fair Value	$ 4,250	$ 42,471
Valuation Technique	Discounted cash flow	Discounted cash flow
Significant Unobservable Input	contingent payment arrangement terms, and probability of achievement	contingent payment arrangement terms, and probability of achievement
Long-Term Debt [Member]
Significant Accounting Policies (Details) - Schedule of fair value measurements of the short term and long term [Line Items]
Fair Value	$ 4,089	$ 5,814
Valuation Technique	Discounted cash flow	Discounted cash flow
Significant Unobservable Input	contingent payment arrangement terms, and probability of achievement	contingent payment arrangement terms, and probability of achievement